FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES, The expected credit loss for trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Credit loss for trade receivables [Abstract]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 55,862	$ 65,886	$ 52,038
Lifetime expected credit loss	$ 1,877	$ 2,209
Not Overdue [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 50,630	$ 59,994
Lifetime expected credit loss	$ 141	$ 0
Due, 0 to 30 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	4.00%	4.00%
Gross carrying amount	$ 2,513	$ 2,316
Lifetime expected credit loss	$ 89	$ 96
Due, 31 to 60 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	2.00%	3.00%
Gross carrying amount	$ 918	$ 1,187
Lifetime expected credit loss	$ 14	$ 39
Due 61 to 90 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	19.00%	22.00%
Gross carrying amount	$ 138	$ 110
Lifetime expected credit loss	$ 26	$ 24
Due 91 to 180 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	55.00%	51.00%
Gross carrying amount	$ 83	$ 387
Lifetime expected credit loss	$ 46	$ 196
Due over 180 Days [Member]
Credit loss for trade receivables [Abstract]
Expected credit loss rate	99.00%	98.00%
Gross carrying amount	$ 1,580	$ 1,892
Lifetime expected credit loss	$ 1,561	$ 1,854